UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21051

Name of Fund: BlackRock Maryland Municipal Bond Trust (BZM)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Maryland

            Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2015

Date of reporting period: 11/30/2014

Item 1 –  Schedule of Investments

Schedule of Investments November 30, 2014 (Unaudited)	BlackRock Maryland Municipal Bond Trust (BZM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Maryland — 134.3%
Corporate — 2.7%
Maryland EDC, Refunding RB:
CNX Marine Terminals, Inc., 5.75%, 9/01/25	$500	$552,280
Potomac Electric Power Co., 6.20%, 9/01/22	250	297,170

		849,450
County/City/Special District/School District — 28.8%
City of Annapolis Maryland, Tax Allocation, Park Place Project, Series A, 5.35%, 1/01/15 (a)	466	472,869
City of Baltimore Maryland, RB:
Series C, Wastewater Project, 5.00%, 7/01/39 (b)	1,000	1,143,960
Special Tax, Harborview Lot No. 2, 6.50%, 7/01/31	923	925,326
County of Anne Arundel Maryland Consolidated, Refunding, Special Tax, The Villages of Dorchester and Farmington Project, 5.00%, 7/01/32	500	561,135
County of Anne Arundel Maryland Consolidated, Special Tax, The Villages at Two Rivers Project, 5.25%, 7/01/44	250	253,183
County of Frederick Maryland, GO, Series A, 5.00%, 8/01/24	275	342,127
County of Frederick Maryland, RB, Jefferson Technology Park Project, Series B, 7.13%, 7/01/43	250	279,190
County of Montgomery Maryland, GO, Refunding, Consolidated Public Improvement, Series A, 5.00%, 7/01/19 (a)	175	205,734
County of Prince George’s Maryland, Special Obligation, Remarketing, National Harbor Project, 5.20%, 7/01/34	1,500	1,507,575
State of Maryland, GO, Refunding, State & Local Facilities Loan, 3rd Series C, 5.00%, 11/01/20	500	601,615
State of Maryland, GO State & Local Facilities Loan:
1st Series B, 5.00%, 3/15/19 (a)	250	291,812
Municipal Bonds	Par (000)	Value
Maryland (continued)
County/City/Special District/School District (concluded)
State of Maryland, GO, State & Local Facilities Loan (concluded):
2nd Series B, 3.00%, 8/01/27	$2,425	$2,451,069

		9,035,595
Education — 30.4%
County of Anne Arundel Maryland, Refunding RB, Maryland Economic Development, Anne Arundel Community College Project:
4.00%, 9/01/27	510	546,261
3.25%, 9/01/28	360	361,285
Maryland EDC, Refunding RB, University Village at Sheppard Pratt, 5.00%, 7/01/33	1,000	1,078,460
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Goucher College, Series A, 5.00%, 7/01/34	1,000	1,111,180
Johns Hopkins University Project, Series A, 5.00%, 7/01/27	1,000	1,190,150
Johns Hopkins University Project, Series A, 4.00%, 7/01/37	500	521,275
Loyola University Maryland, Series A, 5.00%, 10/01/39	900	994,437
Maryland Institute College of Art, 5.00%, 6/01/29	500	555,065
Notre Dame Maryland University, 5.00%, 10/01/42	1,000	1,063,230
Maryland Industrial Development Financing Authority, RB, Our Lady Of Good Counsel School, Series A, 6.00%, 5/01/15 (a)	1,000	1,024,060
University System of Maryland, RB, Auxiliary Facility and Tuition, Series A, 5.00%, 4/01/24	400	493,624

BLACKROCK MARYLAND MUNICIPAL BOND TRUST	NOVEMBER 30, 2014	1

Schedule of Investments (continued)	BlackRock Maryland Municipal Bond Trust (BZM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Maryland (continued)
Education (concluded)
University System of Maryland, Refunding RB, Series D, 5.00%, 10/01/21	$500	$603,175

		9,542,202
Health — 31.9%
City of Gaithersburg Maryland, Refunding RB, Asbury Maryland Obligation, Series B, 6.00%, 1/01/23	250	280,642
County of Howard Maryland, RB, Series A, 5.00%, 6/01/44	550	595,859
County of Howard Maryland, Refunding RB, Vantage House Facility, Series A, 5.25%, 4/01/33	550	526,548
County of Howard Maryland, Tax Allocation Bonds, Annapolis Junction Town Center Project, 6.10%, 2/15/44	250	267,605
County of Montgomery Maryland, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/40	1,000	1,097,070
Maryland Health & Higher Educational Facilities Authority, RB, Ascension Health Alliance, Series B, 5.00%, 11/15/51	1,000	1,097,810
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Anne Arundel Health System, 5.00%, 7/01/27	500	565,615
Anne Arundel Health System, 5.00%, 7/01/40	1,000	1,060,910
Charlestown Community Project, 6.25%, 1/01/41	1,000	1,128,020
Frederick Memorial Hospital, Series A, 4.00%, 7/01/38	1,250	1,229,325
University of Maryland Medical System, 5.13%, 7/01/39	1,000	1,086,460
University of Maryland Medical System, Series A, 5.00%, 7/01/43	1,000	1,092,590

		10,028,454
Housing — 14.6%
Maryland Community Development Administration, HRB:
Series A, 4.05%, 7/01/42	1,220	1,244,864
Municipal Bonds	Par (000)	Value
Maryland (continued)
Housing (concluded)
Maryland Community Development Administration, HRB (concluded):
Series H, AMT, 5.10%, 9/01/37	$1,000	$1,020,650
Maryland Community Development Administration, RB, Residential:
5.05%, 9/01/39	500	525,605
4.75%, 9/01/39	150	155,577
Maryland Community Development Administration, Refunding RB, Residential, 5.25%, 9/01/35	1,645	1,647,813

		4,594,509
Transportation — 15.0%
Maryland EDC, RB:
Term Project, Series B, 5.75%, 6/01/35	500	538,520
Transportation Facilities Project, Series A, 5.75%, 6/01/35	500	538,520
Maryland State Department of Transportation, RB, Consolidated, 4.00%, 5/15/22	1,000	1,102,350
Maryland State Transportation Authority, RB, Baltimore/Washington International Thurgood Marshall Airport Project, Series A, AMT, 4.00%, 6/01/29	1,925	2,000,441
Maryland State Transportation Authority, Refunding RB, Baltimore/Washington International Thurgood Marshall Airport Project, Series B, AMT, 5.00%, 3/01/23	445	514,909

		4,694,740
Utilities — 10.9%
City of Baltimore Maryland, RB:
Wastewater Project, Series C, 5.00%, 7/01/38	1,000	1,142,690
Water Project, Series A, 5.00%, 7/01/43	1,000	1,134,240
County of Montgomery Maryland, RB, Water Quality Protection Charge, Series A:
5.00%, 4/01/31	500	578,090

2	BLACKROCK MARYLAND MUNICIPAL BOND TRUST	NOVEMBER 30, 2014

Schedule of Investments (continued)	BlackRock Maryland Municipal Bond Trust (BZM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Maryland (concluded)
Utilities (concluded)
County of Montgomery Maryland, RB, Water Quality Protection Charge, Series A (concluded):
5.00%, 4/01/32	$500	$578,090

		3,433,110
Total Municipal Bonds in Maryland		42,178,060

District of Columbia — 3.6%
Transportation — 3.6%
Washington Metropolitan Area Transit Authority, Refunding RB, Series A, 5.13%, 7/01/32	1,000	1,142,580

Guam — 2.3%
State — 2.3%
Territory of Guam, RB, Series A:
Business Privilege Tax Bonds, 5.13%, 1/01/42	250	272,685
Limited Obligation Bonds, Section 30, 5.63%, 12/01/29	410	451,488
Total Municipal Bonds in Guam		724,173
Total Municipal Bonds — 140.2%		44,044,813

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)	Par (000)	Value
Maryland — 10.6%
Transportation — 10.6%
State of Maryland Transportation Authority, RB, Transportation Facilities Project (AGM), 5.00%, 7/01/41	$3,000	$3,320,280
Total Long-Term Investments (Cost — $45,329,966) — 150.8%		47,365,093

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.03% (d)(e)	2,017,274	2,017,274
Total Short-Term Securities (Cost — $2,017,274) — 6.4%		2,017,274
Total Investments (Cost — $47,347,240*) — 157.2%		49,382,367
Liabilities in Excess of Other Assets — (1.5)%		(477,242)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.8%)		(1,500,578)
VRDP Shares, at Liquidation Value — (50.9%)		(16,000,000)

Net Assets Applicable to Common Shares — 100.0%		$31,404,547

*	As of November 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$45,762,584

Gross unrealized appreciation	$2,189,559
Gross unrealized depreciation	(69,776)

Net unrealized appreciation	$2,119,783

Notes to Schedule of Investments

(a)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Wells Fargo Securities LLC	$1,143,960	$10,260

(c)	Represent bonds transferred to a TOB. In exchange for which the Trust received cash and residual interest certificates. These bonds serve as collateral in a financing transaction.

BLACKROCK MARYLAND MUNICIPAL BOND TRUST	NOVEMBER 30, 2014	3

Schedule of Investments (continued)	BlackRock Maryland Municipal Bond Trust (BZM)
(d)	Investments in issuers considered to be an affiliate of the Trust during the period ended November 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2014	Net Activity	Shares Held at November 30, 2014	Income
FFI Institutional Tax-Exempt Fund	23,789	1,993,485	2,017,274	$27

(e)	Represents the current yield as of report date.

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
EDC	Economic Development Corp.
GO	General Obligation Bonds
HRB	Housing Revenue Bonds
RB	Revenue Bonds

•	Financial futures contracts outstanding as of November 30, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(17)	10-Year U.S. Treasury Note	Chicago Board of Trade	March 2015	$2,159,797	$(6,133)

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

4	BLACKROCK MARYLAND MUNICIPAL BOND TRUST	NOVEMBER 30, 2014

Schedule of Investments (concluded)	BlackRock Maryland Municipal Bond Trust (BZM)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$47,365,093	—	$47,365,093
Short-Term Securities	$2,017,274	—	—	2,017,274

Total	$2,017,274	$47,365,093	—	$49,382,367

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(6,133)	—	—	$(6,133)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of November 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$38,000	—	—	$38,000
Liabilities:
TOB trust certificates	—	$(1,500,000)	—	(1,500,000)
VRDP Shares	—	(16,000,000)	—	(16,000,000)

Total	$38,000	$(17,500,000)	—	$(17,462,000)

There were no transfers between levels during the period ended November 30, 2014.

BLACKROCK MARYLAND MUNICIPAL BOND TRUST	NOVEMBER 30, 2014	5

Item 2 –  Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –  Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Maryland Municipal Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Maryland Municipal Bond Trust

Date: January 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Maryland Municipal Bond Trust

Date: January 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Maryland Municipal Bond Trust

Date: January 22, 2015